SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

The Company considers all highly liquid financial instruments with a maturity of three months or less to be cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses during the reportable period. Management estimates the value of its debt portfolios, the useful lives of property and equipment, and the valuation of deferred income tax assets. Management uses its historical records and knowledge of its business in making these estimates. Actual results could differ from these estimates.

Revenue Recognition

The Company recognizes revenue on its debt portfolios using the cost recovery method in accordance with FASB ASC 310-30. Under the cost recovery method, the Company records cash receipts related to debt portfolios as a reduction of the cost of the debt portfolio. The Company will record revenue related to debt portfolios once cash collections exceed the portfolio’s carrying amount.

Debt Portfolios

The Company reviews its debt portfolios for impairment each reporting period. If, based on current information and events, the Company determines that it is probable that it will be unable to collect all cash flows expected at acquisition of the portfolio, the Company will record an impairment of the portfolio in earnings to reduce the carrying amount to its fair market value. The Company uses 3rd party valuations of the resale value of its debt portfolios when assessing impairment. These valuations are based on industry data of portfolios with similar characteristics. The Company recorded an impairment loss of $0 and $2,510 on its debt portfolios during the three months ended September 30, 2011 and 2010, respectively, and $3,477 and $11,077 during the nine months ended September 30, 2011 and 2010, respectively.

Property and Equipment

The Company’s property and equipment are recorded at cost. Depreciation of all assets is computed on the straight-line basis. The assigned useful lives for the assets are as follows:

Office equipment	5-7 years
Computer equipment	5 years
Furniture and fixtures	7 years

Income Taxes

The Company accounts for income taxes in accordance with generally accepted accounting principles. Income taxes are recognized for the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets are recognized for the future tax consequences of transactions that have been recognized in the Company's financial statements or tax returns. A valuation allowance is provided when it is more likely than not that some portion or the entire deferred tax asset will not be realized.

Notes Receivable

The Company maintains an allowance for doubtful accounts for estimated losses that may arise if any of its notes receivables are unlikely to be collected. The Company does not require collateral or other security for notes receivable. However, credit risk is mitigated by the Company’s ongoing evaluations and the reasonably short collection terms. Management specifically analyzes the age of receivable balances, historical bad debt experience, debtor credit-worthiness, and changes in payments terms when making estimates of the collectability of the Company’s notes receivable balances. If the Company determines that the financial conditions of any of its debtors have deteriorated, whether due to debtor specific or general economic issues, increases in the allowance may be made. Notes receivable are written off when all collection attempts have failed.

The Company recognizes interest income on notes receivable using the effective interest method. If the Company determines that the recoverability of any of its notes receivable is not probable, it will place the notes on nonaccrual status and will cease recording interest income. Should the Company later determine that the notes receivable balance is recoverable, it will resume the accrual of interest.

Net Loss per Share

Net loss per common share is calculated in accordance with FASB ASC 260. Basic net loss per share is computed by dividing the net loss for the period by the weighted average common shares outstanding. At September 30, 2011 and 2010, the Company had no outstanding instruments that could potentially dilute the number of weighted average common shares outstanding.

Fair Value of Financial Instruments

The Company has adopted accounting standards that define fair value, establish a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expand disclosures about fair value measurements. Assets and liabilities recorded at fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level Input:	Input Definition:

Level I	Inputs are unadjusted, quoted prices for the identical assets or liabilities in active markets at the measurement date.

Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The carrying amount of certain of the Company’s financial instruments approximates fair value due to the relatively short maturity of such instruments. The fair value of notes receivable is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

The Company considers all highly liquid financial instruments with a maturity of three months or less to be cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses during the reportable period. Management estimates the value of its debt portfolios, the useful lives of property and equipment, and the valuation of deferred income tax assets. Management uses its historical records and knowledge of its business in making these estimates. Actual results could differ from these estimates.

Revenue Recognition

The Company recognizes revenue on its debt portfolios using the cost recovery method in accordance with FASB ASC 310-30. Under the cost recovery method, the Company records cash receipts related to debt portfolios as a reduction of the cost of the debt portfolio. The Company will record revenue related to debt portfolios once cash collections exceed the portfolio’s carrying amount.

Debt Portfolios

The Company reviews its debt portfolios for impairment each reporting period. If, based on current information and events, the Company determines that it is probable that it will be unable to collect all cash flows expected at acquisition of the portfolio, the Company will record an impairment of the portfolio in earnings to reduce the carrying amount to its fair market value. The Company uses 3rd party valuations of the resale value of its debt portfolios when assessing impairment. These valuations are based on industry data of portfolios with similar characteristics. The Company recorded $13,164 and $98,091 of impairment losses related to its debt portfolios during the years ended December 31, 2010 and 2009, respectively.

Property and Equipment

The Company’s property and equipment are recorded at cost. Depreciation of all assets are computed on the straight-line basis. The assigned useful lives for the assets are as follows:

Office equipment	5-7 years
Computer equipment	5 years
Furniture and fixtures	7 years

Income Taxes

The Company accounts for income taxes in accordance with generally accepted accounting principles. Income taxes are recognized for the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets are recognized for the future tax consequences of transactions that have been recognized in the Company's financial statements or tax returns. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Notes Receivable

The Company maintains an allowance for doubtful accounts for estimated losses that may arise if any of its notes receivables are unlikely to be collected. The Company does not require collateral or other security for notes receivable. However, credit risk is mitigated by the Company’s ongoing evaluations and the reasonably short collection terms. Management specifically analyzes the age of receivable balances, historical bad debt experience, debtor credit-worthiness, and changes in payments terms when making estimates of the collectability of the Company’s notes receivable balances. If the Company determines that the financial conditions of any of its debtors have deteriorated, whether due to debtor specific or general economic issues, increases in the allowance may be made. Notes receivable are written off when all collection attempts have failed.

The Company recognizes interest income on notes receivable using the effective interest method.

If the Company determines that the recoverability of any of its notes receivable is not probable, it will place the notes on nonaccrual status and will cease recording interest income. Should the Company later determine that the notes receivable balance is recoverable, it will resume the accrual of interest.

Net Loss per Share

Net loss per common share is calculated in accordance with FASB ASC 260. Basic net loss per share is computed by dividing the net loss for the period by the weighted average common shares outstanding. As of December 31, 2010 and 2009, the Company had no outstanding instruments that could potentially dilute the number of weighted average common shares outstanding. The number of common shares have been retroactively restated to reflect the 30-for-1 exchange of the Company common stock for the common stock of Hanover Capital Management, Inc. (see note 8).

Fair Value of Financial Instruments

The Company has adopted accounting standards that define fair value, establish a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expand disclosures about fair value measurements. Assets and liabilities recorded at fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level Input:	Input Definition:

Level I	Inputs are unadjusted, quoted prices for the identical assets or liabilities in active markets at the measurement date.

Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The carrying amount of certain of the Company’s financial instruments approximates fair value due to the relatively short maturity of such instruments. The fair value of notes receivable is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.